Contract Balances, Performance Obligations and Contract Costs	12 Months Ended
Jan. 31, 2024
Contract Balances, Performance Obligations and Contract Costs
Contract Balances, Performance Obligations and Contract Costs.

Note 18 – Contract Balances, Performance Obligations and Contract Costs

Deferred Revenue

The following table presents the changes in the deferred revenue balance as follows:

Deferred
Revenue
Balance at January 31, 2022	58,700
Recognition of previously deferred revenue	(48,253)
Deferral of revenue	57,605
Increases from business combinations, net	2,188
Effect of movements in foreign exchange	(841)
Balance at January 31, 2023	69,399
Recognition of previously deferred revenue	(56,102)
Deferral of revenue	72,483
Increases from business combinations, net	115
Effect of movements in foreign exchange	82
Balance at January 31, 2024	85,977
Current	84,513
Long-term	1,464

Performance Obligations

As of January 31, 2024, approximately $445.5 million of revenue is expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. We expect to recognize revenue on approximately 80% of these remaining performance obligations over the next 24 months with the balance recognized thereafter.

Contract Assets

The following table presents the changes in the contract assets balance as follows:

Contract
Assets
Balance at January 31, 2022	1,443
Transfers to trade receivables from contract assets	(824)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	2,618
Effect of movements in foreign exchange	(15)
Balance at January 31, 2023	3,222
Transfers to trade receivables from contract assets	(1,291)
Increases as a result of delivered term licenses recognized as revenue during the period, net of amounts transferred to trade receivables	1,104
Effect of movements in foreign exchange	(6)
Balance at January 31, 2024	3,029

Contract Costs

Capitalized contract costs net of accumulated amortization is $18.6 million at January 31, 2024 ($18.4 million at January 31, 2023). Capitalized contract costs are amortized consistent with the pattern of transfer to the customer for the goods and services to which the asset relates. The total contract cost amortization included in sales and marketing expenses was approximately $6.6 million, $5.8 million and $4.7 million for the years ended January 31, 2024, 2023 and 2022, respectively.